Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,977,805.41
Previously Paid Amount	0.00
Total Fee Amount	1,101.73
Total Offset Amount	0.00
Net Fee	$ 1,101.73
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A